Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	¥ (82,968)	$ (11,867)	¥ 13,470	¥ 37,509
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	25,883	3,702	24,163	23,912
Amortization of operating lease right-of-use assets	72	10
Provision for (reversal of) credit losses	1,438	206	(1,782)	(3,714)
Impairment for inventory	12,801	1,831	5,962	10,026
Loss on disposal of property and equipment			174	187
Deferred tax expenses	11,095	1,587	924	541
Unrealized gains on short-term investments	(127)	(18)	(209)
Unrealized foreign exchange (gain) loss	312	45	(679)
Changes in operating assets and liabilities:
Notes receivable	20,962	2,998	(3,752)	8,310
Accounts receivable	39,709	5,678	16,345	31,044
Advance to suppliers	1,979	283	(7,677)	(619)
Inventories	6,252	894	(5,882)	(12,902)
Prepayments and other current assets	(23,306)	(3,333)	(1,283)	(563)
Other receivable-a related party	738	106		(738)
Operating leases liabilities	(108)	(15)
Accounts payable	(3,362)	(478)	(404)	(35,613)
Taxes payable	279	40	(229)	(7,702)
Contract liabilities	1,267	182	(400)	(715)
Accrued expense and other liabilities	417	60	2,698	(582)
Other payables – non-current			(393)	(197)
Net cash provided by operating activities	13,333	1,911	41,046	48,184
CASH FLOWS FROM INVESTING ACTIVITIES
Loans to related party	(7,000)	(1,001)
Repayment of lending to related party	7,000	1,001
Purchase of short-term investments				(1,224)
Purchase of property, plant and equipment	(1,008)	(144)	(13,587)	(7,396)
Prepayment for purchase of intangible assets	(11,622)	(1,662)	(14,186)	(4,204)
Proceeds from disposal of property, plant and equipment			108	1,059
Net cash used in investing activities	(12,630)	(1,806)	(27,665)	(11,765)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans	70,468	10,077	90,122	79,860
Repayment of loans	(82,562)	(11,806)	(92,860)	(54,890)
Repayment of related parties	(146)	(20)
Proceeds from related parties			146
Dividend payment to shareholders			(16,023)	(39,452)
Deferred IPO expenses			(3,514)	(4,497)
Proceeds from initial public offering	43,080	6,160
Shareholder contribution	1,470	210
Net cash provided by (used in) financing activities	32,310	4,621	(22,129)	(18,979)
Effect of exchange rate changes on cash	(1,285)	(190)	168
Net increase (decrease) in cash and restricted cash	31,728	4,536	(8,580)	17,440
Cash and restricted cash at beginning of year	18,606	2,661	27,186	9,746
Cash and restricted cash at end of year	50,334	7,197	18,606	27,186
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	3,356	480	3,985	4,423
Income taxes			116	10,486
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Liabilities assumed in connection with purchase of property, plant and equipment	1,101	157	8,633	2,345
Liabilities assumed in connection with purchase of intangible asset	3,602	515
Right of use assets obtained in exchange for operating lease obligation	541	77
Reclassification of IPO expenses into additional paid-in capital	¥ 8,663	$ 1,239